Annual Total Returns[BarChart] - Invesco VI Global Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.29%)	21.27%	27.31%	2.29%	3.94%	0.08%	36.66%	(13.18%)	31.79%	27.64%